JOINT VENTURES AND ASSOCIATES - Changes in joint ventures investments (Details) - USD ($)	3 Months Ended		9 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2023
JOINT VENTURES AND ASSOCIATES
As of the beginning of the period			$ 38,673,987	$ 37,836,144
Share-based incentives			65,470	3,825
Foreign currency translation			(239)	(122,238)
Share of profit or loss	$ 906,136	$ 378,145	4,467,103	1,260,433
As of the end of the period	$ 42,306,321	$ 38,964,731	42,306,321	38,964,731
Indrasa Biotecnologa S.A.
JOINT VENTURES AND ASSOCIATES
Sale of equity investment				(13,433)
Share of profit or loss				(57,033)
Moolec Science S.A.
JOINT VENTURES AND ASSOCIATES
Sale of equity investment			(900,000)
Share of profit or loss			$ (80,051)	$ 482,989